INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, increase resulting from settlements with taxing authorities	$ 231
Valuation allowance		$ 1,489
Federal net operating loss carryforward		2,300	$ 3,400
Interest and penalties included in unrecognized tax benefits		61	47
Interest expense related to unrecognized tax benefits		$ 13	$ 14	$ (21)